Revenues - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of revenue from contracts with customers [line items]
Revenues	$ 1,076,826	$ 909,270
Revenue that was included in contract liability balance at beginning of period	67,336	68,094
Merchant cash advances
Disclosure of revenue from contracts with customers [line items]
Revenues	$ 35,175	$ 17,158